Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)
Cash flows from operating activities
Receipts from customers (inclusive of VAT)	$ 2,534,404	$ 1,733,532	[1]	$ 2,670,178	$ 3,977,275
Interest received	441,715	302,133	[1]	168,843	1,580
Interest paid	(22,199)	(15,184)	[1]	(22,004)	(31,916)
Payments to suppliers and employees (inclusive of VAT)	(9,458,587)	(6,469,672)	[1]	(8,209,263)	(6,540,662)
Government grants received and tax incentives	297,149	203,250	[1]	923,942	787,544
Net cash used in operating activities	(6,207,518)	(4,245,941)		(4,468,304)	(1,806,179)
Cash flows from investing activities
Payments for property, plant and equipment	(1,463)	(1,001)	[1]	(26,628)	(30,534)
Net cash used in investing activities	(1,463)	(1,001)	[1]	(26,628)	(30,534)
Cash flows from financing activities
Proceeds from issue of shares			[1]	22,450,965	3,840,000
Share issue transaction costs			[1]	(2,615,470)	(220,659)
Shares buyback (Small parcel plan) payments	(30,702)	(21,000)	[1]
Repayment of lease liabilities	(390,794)	(267,303)		(360,321)	(250,983)
Net cash provided by/ (used in) financing activities	(421,496)	(288,303)	[1]	19,475,174	3,368,358
Net Increase (decreased) in cash and cash equivalents and restricted cash	(6,630,477)	(4,535,245)	[1]	14,980,242	1,531,645
Cash and cash equivalents and restricted cash at the beginning of the financial year	18,976,542	12,979,954	[1]	3,996,300	2,464,655
Cash and cash equivalents and restricted cash at the end of the financial year	$ 12,346,065	$ 8,444,709	[1]	$ 18,976,542	$ 3,996,300

[1]	US Dollar numbers presented solely for convenience of the reader